Segment Information (Pretax Inventory Impairment Charges Included In (Loss) Income Before (Provision) Benefit From Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	10 Months Ended	2 Months Ended	12 Months Ended		10 Months Ended					2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended
	Dec. 31, 2012 Successor [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2012 Reportable Geographical Components [Member] Successor [Member] Southern California [Member]	Dec. 31, 2012 Reportable Geographical Components [Member] Successor [Member] Northern California [Member]	Dec. 31, 2012 Reportable Geographical Components [Member] Successor [Member] Arizona [Member]	Dec. 31, 2012 Reportable Geographical Components [Member] Successor [Member] Nevada [Member]	Dec. 31, 2012 Reportable Geographical Components [Member] Successor [Member] Colorado [Member]	Feb. 24, 2012 Reportable Geographical Components [Member] Predecessor [Member] Southern California [Member]	Dec. 31, 2011 Reportable Geographical Components [Member] Predecessor [Member] Southern California [Member]	Dec. 31, 2010 Reportable Geographical Components [Member] Predecessor [Member] Southern California [Member]	Feb. 24, 2012 Reportable Geographical Components [Member] Predecessor [Member] Northern California [Member]	Dec. 31, 2011 Reportable Geographical Components [Member] Predecessor [Member] Northern California [Member]	Dec. 31, 2010 Reportable Geographical Components [Member] Predecessor [Member] Northern California [Member]	Feb. 24, 2012 Reportable Geographical Components [Member] Predecessor [Member] Arizona [Member]	Dec. 31, 2011 Reportable Geographical Components [Member] Predecessor [Member] Arizona [Member]	Dec. 31, 2010 Reportable Geographical Components [Member] Predecessor [Member] Arizona [Member]	Feb. 24, 2012 Reportable Geographical Components [Member] Predecessor [Member] Nevada [Member]	Dec. 31, 2011 Reportable Geographical Components [Member] Predecessor [Member] Nevada [Member]	Dec. 31, 2010 Reportable Geographical Components [Member] Predecessor [Member] Nevada [Member]	Feb. 24, 2012 Reportable Geographical Components [Member] Predecessor [Member] Colorado [Member]	Dec. 31, 2011 Reportable Geographical Components [Member] Predecessor [Member] Colorado [Member]	Dec. 31, 2010 Reportable Geographical Components [Member] Predecessor [Member] Colorado [Member]
Segment Reporting Information [Line Items]
Total impairment loss on real estate assets			$ 128,314	$ 111,860							$ 17,962	$ 70,801		$ 2,074	$ 3,103		$ 87,607	$ 22,409		$ 20,671	$ 15,547